DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

The following table summarizes our asset and liability derivative financial instruments:

	December 31,
	2017	2016
	(In thousands)
Derivatives Designated as Hedges:
Location:
Accounts receivable-other	$2,232	$2,631
Other assets	66	-
Total derivatives asset	$2,298	$2,631

Accounts payable	$618	$9,361
Other liabilities	-	4
Total derivatives liability	$618	$9,365

Effects of Derivative Instruments on Consolidated Financial Statements

The following table summarizes the effects of derivative instruments on our Consolidated Financial Statements:

	December 31,
	2017	2016	2015
	(In thousands)
Derivatives Designated as Hedges:
Amount of gain (loss) recognized in other comprehensive income (loss)	$15,501	$4,004	$(57,459)
Loss (gain) reclassified from AOCI to Cost of operations	4,503	34,556	76,034
Ineffective portion and amount excluded from effectiveness testing: gain (loss) recognized in Other non-operating income (expense)	(1,239)	(1,461)	6,238